Transactions - SMM/SC Subscription (Detail) $ in Millions, $ in Millions	Mar. 29, 2019 CAD ($) tonnes	Mar. 29, 2019 USD ($) tonnes	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 29, 2019 USD ($)
Disclosure of significant transactions [line items]
Finance fees paid		$ 6
Preferential Dividend
Disclosure of significant transactions [line items]
Financial liabilities, at fair value			$ 30	$ 82
Preferential Dividend | Quebrada Blanca
Disclosure of significant transactions [line items]
Financial liabilities, at fair value	$ 118
SSM/SC | Quebrada Blanca
Disclosure of significant transactions [line items]
Percent of effective ownership acquired	30.00%	30.00%
Contingent consideration	$ 900	$ 673
Finance fees paid	7
Equity issued	797	$ 600
Consideration transferred, acquisition-date fair value	$ 1,704				$ 1,279
Contingent liabilities recognized as of acquisition date					$ 50
Contingent consideration liability, triggering event, amount of tonnes per day | tonnes	154,000,000	154,000,000
Contingent consideration, additional capital expansion contribution, percent	8.00%	8.00%
Teck Resources
Disclosure of significant transactions [line items]
Proportion of ownership interest in associate	60.00%	60.00%
Empresa Nacional De Mineria
Disclosure of significant transactions [line items]
Proportion of ownership interest in associate	10.00%	10.00%